Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net Current [Abstract]
Summary of Accounts Receivable
	As of December 31,
	2020	2021
Accounts receivable, gross (Note)	154,891	210,047
Less: allowance for credit losses (Note 2(j))	(11,749)	(22,786)
Accounts receivable, net	143,142	187,261